As filed with the Securities and Exchange Commission on June 2, 2009

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

     1200 RIVER ROAD, CONSHOHOCKEN, PENNSYLVANIA 19428
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(484) 530-1300
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000	STRADLEY, RONON, STEVENS, &YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class I and Class II shares of beneficial interest, without par value, of NVIT Multi-Manager Mid Cap Growth Fund, one series of the Registrant. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

Class II shares of beneficial interest, without par value, of NVIT Investor Destinations Moderate Fund, one series of the Registrant. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART A

Part A, the definitive Proxy Statement/Prospectus dated February 6, 2009, was filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended (Accession No. 0000893220-09-000359) on February 20, 2009, and is incorporated herein by reference.

PART B

Part B, the definitive Statement of Additional Information dated February 6, 2009, was filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended (Accession No. 0000893220-09-000359) on February 20, 2009, and is incorporated herein by reference.

PART C
OTHER INFORMATION

Item 15.	Indemnification. The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as
"Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such
Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding
(as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the
"1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1) Copies of the charter of the Registrant now in effect;

(a) Amended and Restated Agreement and Declaration of Trust, amended and restated as of October 28, 2004 (the “Amended Declaration”), of Registrant,
Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or
“NVIT”)
Filing: Post-Effective Amendment No. 81 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: February 25, 2005

(i)	Amending Resolutions dated September 30, 2004 to the Amended
Declaration
Filing: Post-Effective Amendment No. 81 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: February 25, 2005

(ii)	Amending Resolutions dated March 11, 2005 to the Amended
Declaration
Filing: Post-Effective Amendment No. 82 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(iii)	Amending Resolutions dated January 12, 2006 to the Amended
Declaration
Filing: Post-Effective Amendment No. 89 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: January 17, 2006

(iv)	Amending Resolutions dated March 10, 2006 to the Amended
Declaration
Filing: Post-Effective Amendment No. 96 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: April 20, 2006

(v)	Amending Resolutions dated December 7, 2006 to the Amended
Declaration
Filing: Post-Effective Amendment No. 99 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: January 19, 2007

(vi)	Amending Resolutions dated January 12, 2007 to the Amended
Declaration
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(vii)	Certificate of Amendment dated May 1, 2007 to the Trust’s Amended and Restated Agreement and Declaration of Trust
Filing: Post-Effective Amendment No. 120 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 29, 2008

(viii)	Amending Resolutions dated June 12, 2007 to the Amended
Declaration
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

		(ix)	Amending Resolutions dated November 9, 2007 to the Amended
Declaration
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

		(x)	Amending Resolutions dated December 3, 2007 to the Amended
Declaration
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

		(xi)	Amending Resolutions dated January 9, 2008 to the Amended
Declaration
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

		(xii)	Form of Amending Resolutions dated September 18, 2008 to the
Amended Declaration
Filing: Post-Effective Amendment No. 126 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

		(xiii)	Form of Amending Resolutions dated December 3, 2008 to the
Amended Declaration
Filing: Post-Effective Amendment No. 126 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

	(a)	Amended and Restated Bylaws, amended and restated as of October 28, 2004
(the “Amended Bylaws”), of the Trust
Filing: Post-Effective Amendment No. 81 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: February 25, 2005

		(i)	Certificate of Amendment dated May 1, 2007 to the Trust’s Amended and Restated By-Laws
Filing: Post-Effective Amendment No. 120 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 29, 2008

(3)	Copied of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Agreement and Plan of Reorganization between the Registrant, on behalf of
NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Mid Cap Growth Fund,
is filed herewith as Exhibit EX-23.4.a.

	(b)	Agreement and Plan of Reorganization and Liquidation between the Registrant, on behalf of NVIT Investor Destinations Moderate Fund, and JPMorgan NVIT
Balanced Fund, is filed herewith as Exhibit EX-23.4.b.

(5)	Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-
laws of the Registrant;

	(a)	Certificates for shares are not issued. Articles III, V and VI of the Amended
Declaration and Article II and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 1(b), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

	(a)	Investment Advisory Agreement among the Trust and Nationwide Fund
Advisors (“NFA”) dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form
N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(i) Form of Schedule A to the Investment Advisory Agreement among the
Trust and NFA, dated as of May 1, 2007, as amended May 1, 2009
Filing: Post-Effective Amendment No. 128 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

	(b)	Subadvisory Agreements

(i) Subadvisory Agreement among the Trust, NFA and Gartmore Global
Partners for the NVIT Multi-Manager Small Company Fund, Gartmore
NVIT Worldwide Leaders Fund, Gartmore NVIT Emerging Markets
Fund, Gartmore NVIT International Equity Fund, Gartmore NVIT
Global Utilities Fund and Gartmore NVIT Developing Markets Fund,
which are series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(ii) Subadvisory Agreement among the Trust, NFA and Neuberger Berman
Management Inc. for the NVIT Multi-Manager Small Company Fund,
a series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024

Filing Date: April 30, 2007

(iii)	Subadvisory Agreement among the Trust, NFA and American Century
Investment Management, Inc. for the NVIT Multi-Manager Small
Company Fund, a series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(iv)	Amended and Restated Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company for the Federated
NVIT High Income Bond Fund, NVIT Money Market Fund and NVIT
Money Market Fund II, which are series of the Trust, dated as of May
1, 2007, as amended April 2, 2009
Filing: Post-Effective Amendment No. 128 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

(v)	Subadvisory Agreement among the Trust, NFA and Morgan Stanley
Investment Management, Inc. (an assignee of Morgan Stanley
Investments LP, formerly Miller Anderson & Sherrerd, LP) for the Van
Kampen NVIT Multi Sector Bond Fund and NVIT Multi-Manager
Small Company Fund, which are series of the Trust, dated as of May 1,
2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(vi)	Subadvisory Agreement among the Trust, NFA and J.P. Morgan
Investment Management, Inc. for the NVIT Multi-Manager Small Cap
Value Fund and NVIT Multi-Manager International Value Fund,
which are series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 119 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(vii)	Subadvisory Agreement among the Trust, NFA and Van Kampen Asset
Management for the Van Kampen NVIT Comstock Value Fund, a
series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(viii)	Subadvisory Agreement among the Trust, NFA and Waddell & Reed
Investment Management Company for the NVIT Multi-Manager Small
Cap Growth Fund and NVIT Multi-Manager Small Company Fund,
which are series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(ix)	Subadvisory Agreement among the Trust, NFA and Epoch Investment
Partners, Inc. for the NVIT Multi-Manager Small Cap Value Fund, a
series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(x)	Subadvisory Agreement among the Trust, NFA and BlackRock
Investment Management, LLC for the NVIT S&P 500 Index Fund,
NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT
International Index Fund and NVIT Bond Index Fund, which are series of the Trust, dated as of May 1, 2007
Filing: Post-Effective Amendment No. 101 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(xi)	Subadvisory Agreement among the Trust, NFA and Morley Capital
Management, Inc. for the NVIT Enhanced Income Fund, a series of the
Trust, dated as of September 1, 2007
Filing: Post-Effective Amendment No. 119 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(xii)	Subadvisory Agreement among the Trust, NFA and AllianceBernstein
L.P. for the NVIT Multi-Manager International Value Fund and
AllianceBernstein NVIT Global Fixed Income Fund, which are series of the Trust, dated as of November 14, 2007
Filing: Post-Effective Amendment No. 107 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: February 8, 2008

(i) Exhibit A, effective November 14, 2007, amended March 24,
2009, to the Subadvisory Agreement among the Trust, NFA
and AllianceBernstein L.P., pertaining to certain series of the
Trust
Filing: Post-Effective Amendment No. 128 to Registration
Statement on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

(xiii)	Subadvisory Agreement among the Trust, NFA and Putnam Investment
Management, LLC for the NVIT Multi-Manager Small Company Fund,
a series of the Trust, dated as of November 9, 2007
Filing: Post-Effective Amendment No. 107 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: February 8, 2008

(xiv)	Subadvisory Agreement among the Trust, NFA and Goldman Sachs
Asset Management, L.P. for the NVIT Multi-Manager Large Cap

Growth Fund and NVIT Multi-Manager Large Cap Value Fund, which are series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xv)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman
Management Inc. for the NVIT Multi-Manager Large Cap Growth
Fund, NVIT Multi-Manager Mid Cap Growth Fund, Neuberger
Berman NVIT Multi Cap Opportunities Fund and Neuberger Berman
NVIT Socially Responsible Fund, which are series of the Trust, dated
March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xvi)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman
Fixed Income LLC (formerly, Lehman Brothers Asset Management
LLC) for the NVIT Core Plus Bond Fund, a series of the Trust, dated
March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xvii)	Subadvisory Agreement among the Trust, NFA and Wells Capital
Management, Inc. for the NVIT Multi-Manager Large Cap Growth
Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 119 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(xviii)	Subadvisory Agreement among the Trust, NFA and AIM Capital
Management, Inc. (now known as Invesco Aim Capital Management,
Inc.) for the NVIT Multi-Manager International Growth Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xix)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset
Management, LLC for the NVIT Government Bond Fund, a series of the Trust, dated as of January 1, 2008
Filing: Post-Effective Amendment No. 107 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: February 8, 2008

(xx)	Subadvisory Agreement among the Trust, NFA and American Century
Investment Management, Inc. for the NVIT Multi-Manager Mid Cap
Growth Fund, NVIT Multi-Manager Mid Cap Value Fund and

American Century NVIT Multi Cap Value Fund, which are series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(i) Form of Exhibit A, effective March 24, 2008, amended March
24, 2009, to the Subadvisory Agreement among the Trust,
NFA and American Century Investment Management, Inc.,
pertaining to certain series of the Trust
Filing: Post-Effective Amendment No. 128 to Registration
Statement on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

(xxi)	Subadvisory Agreement among the Trust, NFA and RiverSource
Investments, LLC for the NVIT Multi-Manager Mid Cap Value Fund, a
series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xxii)	Subadvisory Agreement among the Trust, NFA and Thompson, Siegel
& Walmsley LLC for the NVIT Multi-Manager Mid Cap Value Fund, a
series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xxiii)	Subadvisory Agreement among the Trust, NFA and Van Kampen Asset
Management for the Van Kampen NVIT Real Estate Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xxiv)	Subadvisory Agreement among the Trust, NFA and Aberdeen Asset
Management Inc. for the NVIT Global Financial Services Fund, NVIT
Health Sciences Fund, NVIT Technology and Communications Fund,
NVIT Growth Fund, NVIT U.S. Growth Leaders Fund, NVIT
Nationwide Fund, NVIT Nationwide Leaders Fund, NVIT Multi-
Manager Small Cap Value Fund and NVIT Multi-Manager Small
Company Fund, which are series of the Trust, dated as of October 1,
2007
Filing: Post-Effective Amendment No. 104 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: December 20, 2007

(i) Exhibit A, effective October 1, 2007, amended May 1, 2009, to the Subadvisory Agreement among the Trust, NFA and

Aberdeen Asset Management Inc., pertaining to certain series of the Trust
Filing: Post-Effective Amendment No. 126 to Registration
Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xxv)	Subadvisory Agreement among the Trust, NFA and Wellington
Management Company, LLP for the NVIT Multi-Manager Large Cap
Value Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xxvi)	Subadvisory Agreement among the Trust, NFA and Deutsche
Investment Management Americas Inc. for the NVIT Multi-Manager
Large Cap Value Fund, a series of the Trust, dated March 24, 2008
Filing: Post-Effective Amendment No. 117 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 27, 2008

(xxvii)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset
Management, LLC for the NVIT Core Bond Fund and NVIT Short
Term Bond Fund, which are series of the Trust, dated as of March 24,
2008
Filing: Post-Effective Amendment No. 115 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xxviii)	Subadvisory Agreement among the Trust, NFA and American Century
Global Investment Management, Inc. for the NVIT Multi-Manager
International Growth Fund, a series of the Trust, dated as of March 24,
2008
Filing: Post-Effective Amendment No. 115 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xxix)	Subadvisory Agreement among the Trust, NFA and
OppenheimerFunds, Inc. for the NVIT Multi-Manager Small Cap
Growth Fund and Oppenheimer NVIT Large Cap Growth Fund, which are series of the Trust
Filing: Post-Effective Amendment No. 121 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(i) Exhibit A, effective October 1, 2008, amended March 24,
2009, to the Subadvisory Agreement among the Trust, NFA
and OppenheimerFunds, Inc., pertaining to certain series of
the Trust
Filing: Post-Effective Amendment No. 128 to Registration
Statement on Form N-1A

File No.: 002-73024
Filing Date: April 24, 2009

(xxx)	Subadvisory Agreement among the Trust, NFA and Logan Circle
Partners, L.P. for the NVIT Multi Sector Bond Fund, a series of the
Trust
Filing: Post-Effective Amendment No. 126 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xxxi)	Subadvisory Agreement among the Trust, NFA and Templeton
Investment Counsel, LLC, for the Templeton NVIT International Value
Fund, a series of the Trust
Filing: Post-Effective Amendment No. 128 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Underwriting Agreement dated May 1, 2007 between the Trust and Nationwide
Fund Distributors LLC (“NFD”)
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form
N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(i)	Schedule A to the Underwriting Agreement dated May 1, 2007, as amended December 3, 2007, January 9, 2008 and March 24, 2009,
between the Trust and NFD
Filing: Post-Effective Amendment No. 128 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the
Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Global Custody Agreement dated April 4, 2003 between the Trust and
JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 62 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: April 28, 2003

(i) Amendment to Global Custody Agreement dated January 1, 2004 between the Trust and JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 74 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: August 31, 2004

(ii) Amendment to Global Custody Agreement dated as of January 12,
2006 between the Trust and JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 89 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: January 17, 2006

(iii) Waiver to Global Custody Agreement dated as of May 2, 2005
Filing: Post-Effective Amendment No. 82 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(iv) Rider to Global Custody Agreement Cash Trade Execution Product
Filing: Post-Effective Amendment No. 89 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: January 17, 2006

(v) Fund List to Global Custody Agreement dated April 4, 2003, amended
March 24, 2009, between the Trust and JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 126 to Registration Statement
on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a) Distribution Plan under Rule 12b-1 effective May 1, 2007, as amended May 1, 2009
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

(b) Rule 18f-3 Plan effective May 1, 2007, as amended May 1, 2009
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a) Opinion and Consent of Counsel dated January 7, 2009
Filing: Registration Statement on Form N-14
File No.: 333-156608
Filing Date: January 7, 2009

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Liquidation and Reorganization is filed herewith as Exhibit EX-23.12.a.

	(b)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization is filed herewith as Exhibit EX-23.12.b.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

	(a)	Fund Administration and Transfer Agency Agreement, amended and restated as of June
11, 2008 between the Trust and Nationwide Fund Management LLC
Filing: Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

	(b)	Administrative Services Plan effective May 1, 2007, as amended May 1, 2009
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

(i) Form of Servicing Agreement
Filing: Post-Effective Amendment No. 55 to Registration Statement on
Form N-1A
File No.: 002-73024
Filing Date: October 15, 2002

	(c)	Expense Limitation Agreement dated May 1, 2007 between the Trust and NFA relating to the NVIT U.S. Growth Leaders Fund, NVIT Nationwide Leaders Fund, NVIT
Technology and Communications Fund, NVIT Money Market Fund, NVIT S&P 500
Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT
International Index Fund, NVIT Bond Index Fund, Gartmore NVIT Developing Markets
Fund, Gartmore NVIT Emerging Markets Fund, Gartmore NVIT International Equity
Fund, NVIT Enhanced Income Fund, NVIT Multi-Manager Large Cap Growth Fund,
NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager International
Growth Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, Neuberger Berman
NVIT Socially Responsible Fund, Neuberger Berman NVIT Multi Cap Opportunities
Fund, Van Kampen NVIT Real Estate Fund, NVIT Cardinal Conservative Fund, NVIT
Cardinal Moderately Conservative Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal
Moderate Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderately
Aggressive Fund, NVIT Cardinal Aggressive Fund, NVIT Multi-Manager Mid Cap
Value Fund, NVIT Short Term Bond Fund, NVIT Multi-Manager Large Cap Value
Fund, AllianceBernstein NVIT Global Fixed Income Fund, Oppenheimer NVIT Large
Cap Growth Fund, Templeton NVIT International Value Fund, NVIT Investor
Destinations Capital Appreciation Fund and NVIT Investor Destinations Balanced Fund,
which are series of the Trust
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(i) Form of Exhibit A to the Expense Limitation Agreement effective May 1, 2007, amended May 1, 2009
Filing: Post-Effective Amendment No. 128 to Registration Statement on
Form N-1A

File No.: 002-73024
Filing Date: April 24, 2009

(d)	Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers. Specific agreements are between the Trust and each of the following: Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay
Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D.
McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J.
Holland.
Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(e)	Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”)
and the Trust, dated as of May 2, 2005, assigning NVIT-MA’s titles, right, benefit and privileges in and to certain contracts in the Agreement
Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: January 17, 2006

(f)	Fund Participation Agreement dated May 1, 2007 by and among the Trust, NFA, NFD,
Nationwide Financial Services, Inc., American Funds Insurance Series and Capital
Research and Management Company
Filing: Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(g)	Master-Feeder Services Agreement between the Trust and Nationwide Fund Management
LLC dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds
NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American
Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”)
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(h)	Fee Waiver Agreement between the Trust and NFM effective as of May 1, 2007, relating to the Feeder Funds
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(i)	Fee Waiver Agreement between the Trust and NFD effective as of March 27, 2008 relating to the NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive
Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT
Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund and NVIT
Cardinal Conservative Fund, which are series of the Trust
Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 14, 2008

(j)	Fee Waiver Agreement between the Trust and NFD effective August 1, 2008 relating to the Neuberger Berman NVIT Socially Responsible Fund, which is a series of the Trust
Filing: Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

	(k)	Fee Waiver Agreement between the Trust and NFD effective March 24, 2009 relating to the AllianceBernstein NVIT Global Fixed Income Fund, which is a series of the Trust
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

	(l)	Fee Waiver Agreement between the Trust and NFD effective March 24, 2009 relating to the American Century NVIT Multi Cap Value Fund, which is a series of the Trust
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm
Filing: Registration Statement on Form N-14
File No.: 333-156608
Filing Date: January 7, 2009

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

	(a)	Powers of Attorney dated December 10, 2008
Filing: Registration Statement on Form N-14
File No.: 333-156608
Filing Date: January 7, 2009

(17)	Any additional exhibits which the Registrant may wish to file.

	(i)	Code of Ethics for the Trust
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

	(ii)	Code of Ethics dated May 18, 2007 for NFA
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

	(iii)	Code of Ethics dated May 18, 2007 for NFD
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

	(iv)	Code of Ethics dated January 1, 2005 for Federated Investment Management Company
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

	(v)	Code of Ethics dated March 2004 for Gartmore Global Partners

Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(vi)	Code of Ethics dated February 1, 2005 for JPMorgan Investment Management, Inc.
Filing: Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 28, 2005

(vii)	Advisory Employee Investment Transaction Policy dated January 15, 2009 for
BlackRock Investment Management, LLC
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(viii)	Code of Ethics dated September 2006 for Neuberger Berman Management Inc.
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(ix)	Code of Ethics dated August 2007 for Waddell & Reed Investment Management
Company
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 29, 2008

(x)	Code of Ethics dated December 15, 2006 for Morgan Stanley Investment Management
Inc., indirect parent of Van Kampen Asset Management, Inc.
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 29, 2008

(xi)	Code of Ethics dated December 2007 for American Century Investment Management,
Inc. and American Century Global Investment Management, Inc.
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xii)	Code of Ethics dated July 1, 2007 for Epoch Investment Partners, Inc.
Filing: Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 29, 2008

(xiii)	Code of Ethics dated December 2006 for the American Funds and The Capital Group
Companies, Inc.
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 30, 2007

(xiv)	Code of Ethics dated December 2008 for AllianceBernstein L.P.
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xv)	Code of Ethics dated December 2006 for Putnam Investment Management, LLC
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A

File No.: 002-73024
Filing Date: March 20, 2009

(xvi)	Code of Ethics dated January 23, 2007 for Goldman Sachs Asset Management, LP
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xvii)	Code of Ethics dated January 2008 for Lehman Brothers Asset Management LLC
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xviii)	Code of Ethics dated March 2008 for Wells Capital Management Inc.
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xix)	Code of Ethics dated January 1, 2009 for Invesco Aim Capital Management, Inc.
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 24, 2009

(xx)	Code of Ethics dated August 1, 2007 for Nationwide Asset Management, LLC
Filing: Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 24, 2008

(xxi)	Code of Ethics dated November 15, 2008 for RiverSource Investments LLC
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xxii)	Code of Ethics dated September 30, 2008 for Thompson, Siegel & Walmsley LLC
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xxiii)	Code of Ethics dated January 1, 2008 for Aberdeen Asset Management Inc.
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xxiv)	Code of Ethics dated February 25, 2008 for Morley Capital Management Inc.
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xxv)	Code of Ethics dated October 1, 2008 for Wellington Management Company, LLP for
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xxvi)	Code of Ethics dated January 1, 2007 for Deutsche Investment Management Americas
Inc.
Filing: Post-Effective Amendment No. 107 to Registration Statement on Form N-1A

File No.: 002-73024
Filing Date: February 8, 2008

(xxvii)	Code of Ethics dated November 30, 2007 for OppenheimerFunds, Inc.
Filing: Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: September 25, 2008

(xxviii)	Code of Ethics dated May 2008 for Templeton Investment Counsel, LLC
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xxix)	Code of Ethics dated October 2007 for Logan Circle Partners, L.P.
Filing: Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: March 20, 2009

(xxx)	Prospectus for NVIT Multi-Manager Mid Cap Growth Fund dated March 24, 2008, amended May 1, 2008
Filing: Filing of the definitive copies of the prospectus under Rule 497 to Post-Effective
Amendment No. 114 Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: May 1, 2008

(xxxi)	Prospectus for NVIT Investor Destinations Moderate Fund dated May 1, 2008
Filing: Filing of the definitive copies of the prospectus under Rule 497 to Post-Effective Amendment No. 119 Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: May 1, 2008

Item 17. Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule
145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1)
above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the
1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Conshohocken and the Commonwealth of Pennsylvania on the 2nd day of June, 2009

NATIONWIDE VARIABLE INSURANCE TRUST

By: /s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated above.
Signature & Title
Principal Executive Officer
/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer
Principal Accounting and Financial Officer
/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer
/s/ Charles E. Allen*
Charles E. Allen, Trustee
/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee
/s/ C. Brent Devore*
C. Brent Devore, Trustee
/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee
/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee
/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee
/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee
/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman
*BY: /s/ Allan J. Oster
Allan J. Oster, Attorney-In Fact

EXHIBIT LIST

Agreement and Plan of Reorganization between the Registrant, on behalf of	EX-23.4.a
NVIT Multi-Manager Mid Cap Growth Fund, and NVIT Mid Cap Growth
Fund
Agreement and Plan of Reorganization and Liquidation between the	EX-23.4.b
Registrant, on behalf of NVIT Investor Destinations Moderate Fund, and
JPMorgan NVIT Balanced Fund
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Liquidation and Reorganization	EX-23.12.a
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization	EX-23.12.b